Forfeiture Shares - Summary of Changes In Fair Value Of Forfeited Shares (Detail) - Changes Measurement [Member] - Forfeited Shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 0	$ 0
Issuance of Forfeiture Shares	4,485	0
Changes in fair value	173	0
Balance at end of year	$ 4,658	$ 0